EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Jun. 30, 2022	Feb. 29, 2024	Feb. 28, 2023	Jan. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued			2,900,000
Purchase of property with water rights			$ 201,645	$ 4,628,029
TLC Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount paid to vendors		$ 4,083,681
Common shares issued					950,000
Common stock fair value					$ 4,503,000
Common stock acquire rate					1.00%
Maran Ventures Ltd [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued					200,000
Common stock fair value					$ 946,000
Falchani Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount paid to vendors		$ 517,130
Common shares issued		2,250,000
Common stock fair value		$ 4,635,000
Nevada Option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property with water rights	$ 201,645
Term of expiry	3 years